Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments, net of receipts due under terms of subleases under all operating leases

Future minimum lease payments, net of receipts due under the terms of subleases, under all operating leases at December 31, 2017 are as follows:

(in thousands)	Future Lease Payment
2018	872
2019	501
2020	456
2021	281
2022	—
2023	—

$2,110